Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales		£ 11,753	£ 10,436
Net sales
At budgeted exchange rates		8,066	7,130
Acquisitions and disposals		21	12
SC&P allocation		0	0
Retranslation to actual exchange rates		(130)	(268)
Net sales		7,957	6,874
Operating profit/(loss)
At budgeted exchange rates		2,774	2,426
Acquisitions and disposals		(17)	(9)
SC&P allocation		0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		23
Fair value remeasurement of contingent considerations			(11)
Fair value remeasurement of biological assets in operating profit		3	3
Retranslation to actual exchange rates		(40)	(153)
Operating profit/(loss) before exceptional items			2,256
Exceptional items			(17)
Operating profit/(loss)		2,743	2,239
Non-operating items		(31)	5
Net finance charges		(180)	(200)
Share of after tax results of associates and joint ventures		190	154
Profit before taxation		2,722	2,198
Percentage of calendar year net sales that occur in the last four months	44.00%
Operating segments
Disclosure of operating segments [line items]
Sales		11,730	10,425
Net sales
At budgeted exchange rates		8,043	7,119
Acquisitions and disposals		21	12
SC&P allocation		0	0
Retranslation to actual exchange rates		(130)	(268)
Net sales		7,934	6,863
Operating profit/(loss)
At budgeted exchange rates		2,906	2,524
Acquisitions and disposals		(17)	(9)
SC&P allocation		0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		23
Fair value remeasurement of contingent considerations			(11)
Fair value remeasurement of biological assets in operating profit		3	3
Retranslation to actual exchange rates		(47)	(157)
Operating profit/(loss) before exceptional items			2,350
Exceptional items			(17)
Operating profit/(loss)		2,868	2,333
Eliminate intersegment sales
Disclosure of operating segments [line items]
Sales		(972)	(785)
Net sales
At budgeted exchange rates		(979)	(786)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		7	1
Net sales		(972)	(785)
Corporate and other
Disclosure of operating segments [line items]
Sales		23	11
Net sales
At budgeted exchange rates		23	11
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		0	0
Net sales		23	11
Operating profit/(loss)
At budgeted exchange rates		(132)	(98)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		0
Fair value remeasurement of contingent considerations			0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		7	4
Operating profit/(loss) before exceptional items			(94)
Exceptional items			0
Operating profit/(loss)		(125)	(94)
North America | Operating segments
Disclosure of operating segments [line items]
Sales		3,257	3,022
Net sales
At budgeted exchange rates		2,959	2,790
Acquisitions and disposals		18	7
SC&P allocation		6	5
Retranslation to actual exchange rates		(19)	(101)
Net sales		2,964	2,701
Operating profit/(loss)
At budgeted exchange rates		1,288	1,325
Acquisitions and disposals		(16)	(9)
SC&P allocation		10	(13)
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		5
Fair value remeasurement of contingent considerations			(4)
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		8	(73)
Operating profit/(loss) before exceptional items			1,226
Exceptional items			0
Operating profit/(loss)		1,295	1,226
Europe | Operating segments
Disclosure of operating segments [line items]
Sales		3,178	2,727
Net sales
At budgeted exchange rates		1,782	1,442
Acquisitions and disposals		3	0
SC&P allocation		29	21
Retranslation to actual exchange rates		(62)	(20)
Net sales		1,752	1,443
Operating profit/(loss)
At budgeted exchange rates		647	461
Acquisitions and disposals		(1)	0
SC&P allocation		(23)	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		21
Fair value remeasurement of contingent considerations			(7)
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		(31)	(8)
Operating profit/(loss) before exceptional items			446
Exceptional items			(17)
Operating profit/(loss)		613	429
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales		2,999	2,837
Net sales
At budgeted exchange rates		1,544	1,418
Acquisitions and disposals		0	0
SC&P allocation		5	4
Retranslation to actual exchange rates		(18)	(27)
Net sales		1,531	1,395
Operating profit/(loss)
At budgeted exchange rates		454	391
Acquisitions and disposals		0	0
SC&P allocation		(3)	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		0
Fair value remeasurement of contingent considerations			0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		0	(5)
Operating profit/(loss) before exceptional items			386
Exceptional items			0
Operating profit/(loss)		451	386
Africa | Operating segments
Disclosure of operating segments [line items]
Sales		1,244	1,064
Net sales
At budgeted exchange rates		888	790
Acquisitions and disposals		0	5
SC&P allocation		2	2
Retranslation to actual exchange rates		(22)	(52)
Net sales		868	745
Operating profit/(loss)
At budgeted exchange rates		192	124
Acquisitions and disposals		0	0
SC&P allocation		(1)	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		0
Fair value remeasurement of contingent considerations			0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		(15)	(29)
Operating profit/(loss) before exceptional items			95
Exceptional items			0
Operating profit/(loss)		176	95
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales		1,052	775
Net sales
At budgeted exchange rates		822	641
Acquisitions and disposals		0	0
SC&P allocation		6	6
Retranslation to actual exchange rates		(9)	(68)
Net sales		819	579
Operating profit/(loss)
At budgeted exchange rates		333	246
Acquisitions and disposals		0	0
SC&P allocation		9	(10)
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		(3)
Fair value remeasurement of contingent considerations			0
Fair value remeasurement of biological assets in operating profit		3	3
Retranslation to actual exchange rates		(9)	(42)
Operating profit/(loss) before exceptional items			197
Exceptional items			0
Operating profit/(loss)		333	197
SC&P | Operating segments
Disclosure of operating segments [line items]
Sales		972	785
Net sales
At budgeted exchange rates		1,027	824
Acquisitions and disposals		0	0
SC&P allocation		(48)	(38)
Retranslation to actual exchange rates		(7)	(1)
Net sales		972	785
Operating profit/(loss)
At budgeted exchange rates		(8)	(23)
Acquisitions and disposals		0	0
SC&P allocation		8	23
Fair value remeasurement of contingent considerations, equity option and earn out arrangements		0
Fair value remeasurement of contingent considerations			0
Fair value remeasurement of biological assets in operating profit		0	0
Retranslation to actual exchange rates		0	0
Operating profit/(loss) before exceptional items			0
Exceptional items			0
Operating profit/(loss)		£ 0	£ 0